[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

October 2, 2020	91322.00055

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Portfolios, Series 45

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of Morgan Stanley Portfolios, Series 45 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

The Trust consists of one underlying unit investment trust portfolio, the Life After Covid trust.  The Trust’s portfolio will consist of a diversified portfolio of common stocks. The type of portfolio, investment strategy, structure and operation of the Trust will be substantially similar to the underlying portfolios comprising each of (i) Morgan Stanley Global Investment Solutions — Momentum Strategy 2017, which was sponsored by the Depositor and was declared effective by the Commission on June 30, 2017 (Registration No. 333-218111) and (ii) Morgan Stanley Portfolio, Series 19, which was sponsored by the Depositor and was declared effective by the Commission on January 18, 2018 (Registration No. 333-221989), each containing a diversified portfolio of common stocks.

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the Commission could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in early November 2020.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:           Michael B. Weiner